UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street New York, New York	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 48 Wall Street New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2015 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.98%
CLOSED-END FUNDS - 45.88%

CONVERTIBLE SECURITIES - 0.06%
AllianzGI Equity & Convertible Income Fund	4,800	$95,088

CORE - 5.29%
Adams Express Company (The)	76,571	1,068,931
Advent/Claymore Enhanced Growth & Income Fund	16,821	158,454
Gabelli Equity Trust Inc.	525,412	3,415,178
Guggenheim Enhanced Equity Strategy Fund	35,287	620,698
Liberty All-Star Equity Fund	371,068	2,167,037
Source Capital, Inc.	3,525	258,382
Tri-Continental Corporation	40,353	875,257
		8,563,937
DEVELOPED MARKET - 2.38%
Aberdeen Australia Equity Fund, Inc.	278,030	1,987,915
Aberdeen Israel Fund, Inc.	2,400	42,144
Aberdeen Japan Equity Fund, Inc. (The)	23,892	193,525
Aberdeen Singapore Fund, Inc.	14,709	167,094
Japan Smaller Capitalization Fund, Inc.	2,400	23,856
Swiss Helvetia Fund, Inc. (The)	125,000	1,442,500
		3,857,034
EMERGING MARKETS - 4.86%
Aberdeen Chile Fund, Inc.	13,100	97,988
Mexico Fund, Inc. (The)	8,418	180,734
Morgan Stanley China A Share Fund, Inc.	170,100	5,599,692
Turkish Investment Fund, Inc. (The)	17,500	168,000
Voya Emerging Markets High Dividend Equity Fund	181,404	1,833,994
		7,880,408
EMERGING MARKETS DEBT - 1.73%
Global High Income Fund Inc.	159,378	1,394,557
Western Asset Emerging Markets Income Fund Inc.	111,805	1,242,154
Western Asset Worldwide Income Fund Inc.	14,796	167,787
		2,804,498
ENERGY MLP - 0.36%
ClearBridge Energy MLP Opportunity Fund Inc.	10,000	209,600
ClearBridge Energy MLP Total Return Fund Inc.	18,600	369,582
		579,182
GENERAL & INSURED LEVERAGED - 0.11%
Invesco Value Municipal Income Trust	0	6
Nuveen Dividend Advantage Municipal Fund 3	11,509	163,313
Nuveen Dividend Advantage Municipal Income Fund	1,302	18,892
		182,211
GENERAL BOND - 1.45%
Deutsche Multi-Market Income Trust	196,905	1,665,816
Deutsche Strategic Income Trust	58,024	681,782
		2,347,598
GLOBAL - 3.46%
Alpine Global Total Dynamic Dividend Fund	119,900	1,068,309

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2015 (Unaudited)

Description	No. of Shares	Value
Clough Global Allocation Fund	44,250	$668,175
Clough Global Opportunities Fund	37,734	470,166
Delaware Enhanced Global Dividend and Income Fund	131,334	1,506,401
GDL Fund (The)	135,251	1,398,495
John Hancock Hedged Equity & Income Trust	21,600	354,672
Voya Infrastructure, Industrials and Materials Fund	9,500	146,680
		5,612,898
GROWTH FUNDS - 0.49%
Liberty All-Star Growth Fund, Inc.	4,249	22,095
Nuveen Global Value Opportunities Fund	60,000	773,400
		795,495

HIGH YIELD - 0.10%
Credit Suisse Asset Management Income Fund, Inc.	31,750	101,918
Western Asset Managed High Income Fund Inc.	12,227	63,214
		165,132
HIGH CURRENT YIELD (LEVERAGED) - 1.54%
BlackRock Corporate High Yield Fund VI, Inc.	33,800	377,208
BlackRock Debt Strategies Fund, Inc.	232,600	867,598
Deutsche High Income Opportunities Fund, Inc.	46,481	667,467
First Trust Strategic High Income Fund II	1,151	16,367
Neuberger Berman High Yield Strategies Fund Inc.	46,181	569,874
		2,498,514
LOAN PARTICIPATION - 0.15%
Nuveen Credit Strategies Income Fund	27,092	245,183

NATURAL RESOURCES - 2.85%
BlackRock Resources & Commodities Strategy Trust	482,242	4,610,233

OPTION ARBITRAGE/OPTIONS STRATEGIES - 6.18%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	178,371	2,911,015
BlackRock Global Opportunities Equity Trust	265,058	3,679,005
Eaton Vance Risk-Managed Diversified Equity Income Fund	303,400	3,282,788
Voya Global Equity Dividend and Premium Opportunity Fund	16,400	136,448
		10,009,256
PACIFIC EX JAPAN - 0.02%
Aberdeen Greater China Fund, Inc.	800	8,216
Morgan Stanley Thai Fund, Inc.	1,610	14,039
		22,255
REAL ESTATE - 13.57%
Alpine Global Premier Properties Fund	496,009	3,392,702
CBRE Clarion Global Real Estate Income Fund	549,136	4,914,767
Cohen & Steers Preferred Securities and Income Fund, Inc.	138,015	2,684,392
Cohen & Steers Quality Income Realty Fund, Inc.	403,284	5,008,787
Cohen & Steers Total Return Realty Fund, Inc.	175,495	2,402,527
Neuberger Berman Real Estate Securities Income Fund Inc.	379,693	2,057,936
Nuveen Real Estate Income Fund	14,733	175,617
RMR Real Estate Income Fund	63,887	1,357,599
		21,994,327

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2015 (Unaudited)

Description	No. of Shares	Value
SECTOR EQUITY - 0.83%
Gabelli Healthcare & WellnessRx Trust (The)	51,746	$582,660
John Hancock Financial Opportunities Fund	32,553	761,740
		1,344,400
UTILITY - 0.45%
Cohen & Steers Infrastructure Fund, Inc.	13,500	306,720
Duff & Phelps Global Utility Income Fund Inc.	9,600	189,600
Gabelli Global Utility & Income Trust (The)	12,778	236,904
		733,224

TOTAL CLOSED-END FUNDS		74,340,873

CONSUMER DISCRETIONARY - 6.84%
Comcast Corporation - Class A	27,655	1,561,678
Delphi Automotive PLC	3,000	239,220
DIRECTV *	5,000	425,500
Ford Motor Company	20,000	322,800
Gap, Inc. (The)	4,000	173,320
Home Depot, Inc. (The)	19,600	2,226,756
Johnson Controls, Inc.	8,500	428,740
Lowe's Companies, Inc.	4,000	297,560
Macy's, Inc.	6,000	389,460
News Corporation - Class B *	1,250	19,838
Time Inc.	1,362	30,563
Time Warner Cable Inc.	2,000	299,760
Time Warner Inc.	10,900	920,396
TJX Companies, Inc. (The)	14,000	980,700
Twenty-First Century Fox, Inc.	5,000	164,400
Viacom Inc. - Class B	3,950	269,785
Walt Disney Company (The)	22,200	2,328,558
		11,079,034
CONSUMER STAPLES - 4.91%
Archer-Daniels-Midland Company	8,000	379,200
Costco Wholesale Corporation	5,000	757,475
CVS Caremark Corporation	10,430	1,076,480
Kellogg Company	5,000	329,750
Kraft Foods Group, Inc.	4,000	348,460
Kroger Co. (The)	7,000	536,620
Mondelēz International, Inc. - Class A	14,000	505,260
Walgreens Boots Alliance, Inc.	10,000	846,800
Wal-Mart Stores, Inc.	38,700	3,183,075
		7,963,120
ENERGY - 4.48%
ConocoPhillips	13,974	870,021
Devon Energy Corporation	7,000	422,170
EOG Resources, Inc.	7,000	641,830
Exxon Mobil Corporation	39,936	3,394,560
Phillips 66	7,487	588,478
Schlumberger Limited	12,000	1,001,280
Valero Energy Corporation	5,000	318,100
WPX Energy, Inc. *	1,666	18,209
		7,254,648

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2015 (Unaudited)

Description	No. of Shares	Value
EXCHANGE-TRADED FUNDS - 0.64%
SPDR S&P 500 ETF Trust	5,000	$1,032,150

FINANCIALS - 7.99%
ACE Limitied	4,000	445,960
AFLAC, Inc.	5,500	352,055
American Express Company	5,000	390,600
Ameriprise Financial, Inc.	2,000	261,680
Aon plc	5,500	528,660
Berkshire Hathaway Inc. - Class B *	11,000	1,587,520
BlackRock, Inc. - Class A	1,500	548,760
Capital One Financial Corporation	4,500	354,690
Fifth Third Bancorp	11,500	216,775
Franklin Resources, Inc.	5,000	256,600
JPMorgan Chase & Co.	34,132	2,067,717
MetLife, Inc.	14,000	707,700
Morgan Stanley	23,000	820,870
PNC Financial Services Group, Inc. (The)	8,000	745,920
Principal Financial Group, Inc.	4,000	205,480
Prudential Financial, Inc.	6,000	481,860
SunTrust Banks, Inc.	6,000	246,540
Travelers Companies, Inc. (The)	4,000	432,520
Wells Fargo & Company	37,800	2,056,320
Weyerhaeuser Company	7,000	232,050
		12,940,277
HEALTH CARE - 7.51%
Abbott Laboratories	13,200	611,556
AbbVie Inc.	13,200	772,728
Actavis plc *	3,657	1,088,501
Aetna Inc.	5,000	532,650
Amgen Inc.	9,800	1,566,530
Anthem, Inc.	4,500	694,845
Baxter International Inc.	7,000	479,500
Biogen Idec Inc. *	2,000	844,480
Cigna Corporation	2,500	323,600
Express Scripts Holding Company *	6,000	520,620
Johnson & Johnson	13,000	1,307,800
McKesson Corporation	1,800	407,160
Merck & Company, Inc.	35,267	2,027,147
St. Jude Medical, Inc.	5,000	327,000
Thermo Fisher Scientific Inc.	5,000	671,700
		12,175,817
INDUSTRIALS - 5.50%
Caterpillar Inc.	8,000	640,240
CSX Corporation	12,000	397,440
Deere & Company	6,500	569,985
Delta Air Lines, Inc.	9,000	404,640
General Electric Company	104,000	2,580,240
Honeywell International Inc.	10,000	1,043,100

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2015 (Unaudited)

Description	No. of Shares	Value
Lockheed Martin Corporation	4,000	$811,840
Norfolk Southern Corporation	3,000	308,760
Northrop Grumman Corporations	2,000	321,920
Precision Castparts Corporation	2,000	420,000
Union Pacific Corporation	13,000	1,408,030
		8,906,195
INFORMATION TECHNOLOGY - 10.59%
Apple Inc.	48,300	6,009,969
Cisco Systems, Inc.	40,000	1,101,000
Cognizant Technology Solutions Corporation *	10,000	623,900
eBay Inc. *	6,000	346,080
Facebook, Inc. *	11,000	904,365
Google Inc. - Class A *	2,000	1,109,400
Google Inc. - Class C *	2,000	1,096,000
Intel Corporation	46,000	1,438,420
International Business Machines Corporation	13,100	2,102,550
Oracle Corporation	56,272	2,428,137
		17,159,821
MATERIALS - 1.77%
Air Products & Chemicals, Inc.	2,000	302,560
Dow Chemical Company (The)	15,000	719,700
Ecolab Inc.	2,500	285,950
International Paper Company	4,000	221,960
LyondellBasell Industries N.V.	4,000	351,200
PPG Industries, Inc.	2,000	451,080
Praxair, Inc.	4,500	543,330
		2,875,780
TELECOMMUNICATION SERVICES - 1.56%
AT&T, Inc.	25,039	817,523
Verizon Communications, Inc.	35,000	1,702,050
		2,519,573
UTILITIES - 1.31%
AES Corporation (The)	8,000	102,800
Exelon Corporation	10,000	336,100
NextEra Energy, Inc.	6,000	624,300
PG&E Corporation	6,000	318,420
PPL Corporation	6,000	201,960
Public Service Enterprises Group, Inc.	6,500	272,480
Southern Company (The)	3,000	132,840
Xcel Energy Inc.	4,000	139,240
		2,128,140
TOTAL EQUITY SECURITIES (cost - $133,449,604)		160,375,428

SHORT-TERM INVESTMENTS - 1.06%
MONEY MARKET FUNDS - 1.06%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $1,717,215)	1,717,215	1,717,215

TOTAL INVESTMENTS - 100.04% (cost - $135,166,819)		162,092,643

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2015 (Unaudited)

Description	No. of Shares	Value
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%		$(61,365)

NET ASSETS - 100.00%		$162,031,278

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2015.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2015:

Cost of portfolio investments	$135,353,908
Gross unrealized appreciation	$29,376,930
Gross unrealized depreciation	(2,638,195)
Net unrealized appreciation	$26,738,735

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$160,375,428	$-
Short-Term Investments	1,717,215	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$162,092,643	$-

* Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of March 31, 2015, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2015.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2015, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on February 24, 2015 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 29, 2015

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	May 29, 2015

* Print the name and title of each signing officer under his or her signature.